INCOME TAXES (Details Narrative)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Tax percentage		21.00%	21.00%	21.00%
Tax rate description		In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.	In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.
Operating loss carryforwards						$ 312,608
Deferred tax valuation allowance		$ 693,185		$ 380,167
Income tax expense benefit		(4,055)		137,067
Income tax examination penalties and interest expense		$ 0		395
Deferred tax assets operating loss carryforwards				65,648
Deferred tax assets operating loss carryforwards reduced amount				$ 0
Effective tax rate		0.30%	0.30%	(5.70%)
2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 790,000
2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		897,000
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		36,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		1,357,000		$ 620,000
Deferred tax valuation allowance		$ 285,000		130,000
Labuan [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage	24.00%
Effective tax rate	3.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Tax percentage		17.00%	17.00%
Operating loss carryforwards		$ 1,723,000		946,000
Deferred tax valuation allowance		$ 408,000		217,000
Income tax examination, description		The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2022 and 2021, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2022 and 2021, with the remaining balance being taxed at the 24% rate.
Paid in capital | RM					RM 2,500,000
Additional paid in capital stock split		$ 150,000	RM 600,000
HONG KONG
Operating Loss Carryforwards [Line Items]
Tax percentage		16.50%	16.50%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage		21.00%	21.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage		35.00%	35.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense benefit				$ 22,205